PENSION AND OTHER POSTRETIREMENT BENEFITS - Defined Benefit Plans (Details) - International - USD ($) $ in Millions	Dec. 28, 2019	Dec. 29, 2018	Dec. 30, 2017
Defined Benefit Plans
Total plan assets	$ 734.4	$ 631.8	$ 683.7
Total
Defined Benefit Plans
Total plan assets	734.4	631.8
Cash | Total
Defined Benefit Plans
Total plan assets at fair value	1.2	4.1
Pooled funds - Fixed income securities | Total
Defined Benefit Plans
Total plan assets at fair value	329.9	300.4
Insurance contracts | Total
Defined Benefit Plans
Total plan assets at fair value	36.3	36.9
Equity Securities | Total
Defined Benefit Plans
Total plan assets at fair value	268.8	185.0
Pooled funds - Other | Total
Defined Benefit Plans
Total plan assets at fair value	98.2	105.4
Quoted Prices in Active Markets (Level 1) | Cash
Defined Benefit Plans
Total plan assets at fair value	1.2	4.1
Significant Other Observable Inputs (Level 3) | Insurance contracts
Defined Benefit Plans
Total plan assets at fair value	$ 36.3	$ 36.9